SELECTED STATEMENT OF OPERATIONS DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues, Total	$ 20,928	$ 25,020	$ 18,480
Product Line A [Member]
Revenues, Total	16,567	20,990	14,210
Product Line B [Member]
Revenues, Total	$ 4,361	$ 4,030	$ 4,270